OPERATIONS - Licenses and Customer portfolio (Details) - BRL (R$)		12 Months Ended
	Sep. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Oct. 04, 2023	Oct. 02, 2023	Sep. 30, 2023	Oct. 20, 2022	Oct. 03, 2022	Apr. 20, 2022	Dec. 31, 2021
Business combination
Contingent liabilities recognised as of acquisition date		R$ (453,697)
Fair value of net assets acquired		2,096,874,000
Net assets acquired
Current assets		542,289,000
Cash and cash equivalents		64,056,000
Other assets		478,233,000
Non-current assets		3,647,190,000
Long-term deposits		264,263,000
Deferred taxes		218,670,000
Non-current assets		45,593,000
Non-current		144,291,000	R$ 326,308,000
Property, plant and equipment recognised as of acquisition date		674,166,000
Intangible assets		2,708,761,000
Financial assets recognised as of acquisition date		4,189,479,000
Current liabilities		1,157,474,000
Leases		107,590,000
Provisions		655,827,000
Other liabilities		394,057,000
Non-current liabilities		935,131,000
Leases		481,434,000
Provisions		453,697,000
Fair value of liabilities assumed		2,092,605,000
Fair value of net assets acquired		2,096,874,000
Goodwill		3,394,710,000
Total consideration for acquisition		5,491,584,000
Write-down of property, plant and equipment		131,578
Deferred taxes on contingent liabilities		154,257
Judicial deposit related to an acquisition			522,297,000
Intangible assets		2,708,761,000
Penalties related to termination of tower contracts		589,024,000
Transaction costs										R$ 49,600,000
Judicial deposits		2,890,399,000	3,359,559,000
Other assets		683,630,000	813,509,000
Intangible assets		48,962,975,000	49,725,250,000								R$ 44,104,307,000
Parent
Net assets acquired
Indemnity	R$ 63,863,000
Post Closing Price Adjustment maximum amount	1,075,461,000
Judicial deposits								R$ 515,565,000	R$ 515,565,000
Vita IT
Business combination
Contingent liabilities recognised as of acquisition date		(9,973,000)
Net assets acquired
Current assets				R$ 132,847,000
Cash and cash equivalents				16,845,000
Other assets				116,002,000
Non-current assets				3,957,000
Achievable in the long term				1,566,000
Non-current assets				1,566,000
Property, plant and equipment recognised as of acquisition date				2,262,000
Intangible assets				129,000
Financial assets recognised as of acquisition date				136,804,000
Current liabilities				106,751,000
Other liabilities				106,751,000
Non-current liabilities				20,664,000
Other non current Liabilities				20,664,000
Equity				9,389,000
Fair value of liabilities assumed				136,804,000
Business Combination		29,019,000	133,100,000
Intangible assets				129,000
Net Assets				118,646,000
Vita IT | Garliava's incorporated collection
Business combination
Fair value of net assets acquired		5,486,362,000
Net assets acquired
Current assets		1,110,297,000
Cash and cash equivalents		598,581,000
Other assets		511,716,000
Long-term deposits		107,346,000
Deferred taxes		201,838,000
Non-current assets		616,889,000
Non-current		13,261,000
Property, plant and equipment recognised as of acquisition date		494,640,000
Intangible assets		14,903,000
Current liabilities		1,034,286,000
Other liabilities		328,932,000
Non-current liabilities		613,872,000
Fair value of net assets acquired		5,486,362,000
Goodwill		3,394,710,000
Intangible assets		14,903,000
Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Business combination
Fair value of net assets acquired		34,139,000
Net assets acquired
Current assets		30,408,000
Cash and cash equivalents		5,334,000
Other assets		25,074,000
Non-current assets		59,464,000
Non-current		29,611,000
Property, plant and equipment recognised as of acquisition date		1,853,000
Intangible assets		28,000,000
Financial assets recognised as of acquisition date		89,872,000
Current liabilities		27,238,000
Non-current liabilities		28,495,000
Equity		4,806,000	4,582,000
Fair value of liabilities assumed		55,733,000
Fair value of net assets acquired		34,139,000
Goodwill		76,081,000	98,851,000
Total consideration for acquisition		110,220,000	110,815,000
Intangible assets		28,000,000
Transaction costs									1,000,000
Inventories		1,510,000	1,510,000
Indemnity assets		28,200,000
Intangible assets		27,823,000
Consideration in cash for acquisition		8,992,000	42,000				R$ 8,992,000		42,000,000
Balance payable		28,200,000	28,200,000
Oi UPI Mobile Assets
Net assets acquired
Total consideration for acquisition										5,491,584,000
Withheld amount for price adjustment		R$ 488,458,000
Indemnity	353,269,000
Post Closing Price Adjustment maximum amount	3,186,922,000
Withheld amount	R$ 488,458,000
Withheld amount percentage	10.00%
Judicial deposits									R$ 1,527,802,000
Adjusted Final Price						R$ 5,128,817,000				4,884,588,000
Retained amount percentage							50.00%
Retained amount							R$ 488,458,000
Other updated retained amount percentage					50.00%
Other updated retained amount					R$ 277,198,000
Consideration in cash for acquisition										R$ 4,884,588,000
Oi UPI Mobile Assets | Garliava
Business combination
Estimated annual loss		9.00%
IPCA [Member] | Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Net assets acquired
Consideration in cash for acquisition		R$ 59,228,000
Indemnity asset [Member] | Vita IT
Net assets acquired
Other assets				31,219,000
Customer portfolio [Member] | Vita IT
Net assets acquired
Intangible assets				9,982,000
Brand
Net assets acquired
Intangible assets		571,902,000	656,551,000								736,794,000
Brand | Vita IT
Net assets acquired
Business Combination		451,000	4,527,000
Intangible assets				2,957,000
Brand | Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Net assets acquired
Intangible assets		R$ 4,076,000
Non compete agreement | Vita IT
Net assets acquired
Discount rate Percentage		19.26%
Amortization period of Intangible assets		5 years
Fair value of non compete and permanence agreement		R$ 12,324,000
Intangible assets				9,448,000
Non compete agreement | Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Net assets acquired
Intangible assets		12,324,000
Agio [Member] | Vita IT
Net assets acquired
Intangible assets				76,081,000
Licenses
Business combination
Fair value of the licenses acquired		R$ 2,518,836
Amortized term of licenses		10 years 29 days
Percentage of net operating revenue as depreciation		9.20%
Tax rate according to Brazilian tax legislation		34.00%
After-tax discount rate		12.40%
Net assets acquired
Intangible assets		R$ 2,612,566
Intangible assets		2,612,566
Intangible assets		14,887,059,000	16,291,751,000								14,906,531,000
Licenses | Vita IT
Net assets acquired
Business Combination		R$ 0	0
Average royalty rate Percentage		1.00%
Brand costs and expenses Percentage		1000.00%
Tax rate Percentage		34.00%
Discount rate Percentage		19.26%
Amortization period of Intangible assets		4 years and 3 months
Fair value of Brand		R$ 4,076,000
Licenses | PPA
Net assets acquired
Intangible assets		2,518,836
Intangible assets		2,518,836
Customer-related intangible assets
Business combination
Fair value of the customer portfolio acquired		R$ 96,195
Tax rate according to Brazilian tax legislation		34.00%
After-tax discount rate		12.40%
Percentage of marketing expenses add-back		97.00%
Net assets acquired
Intangible assets		R$ 96,195
Intangible assets		96,195
Intangible assets		205,800,000	333,790,000								R$ 369,238,000
Customer-related intangible assets | Vita IT
Net assets acquired
Business Combination		R$ 18,122,000	R$ 29,545,000
Tax rate Percentage		34.00%
Discount rate Percentage		19.26%
Amortization period of Intangible assets		9 years and 3 months
Hardware Software Support Percentage		10.10%
Professional services Percentage		9.80%
Managed services Percentage		10.00%
Fair value of Customer portfolio		R$ 11,423,000
Customer-related intangible assets | Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Net assets acquired
Intangible assets		R$ 11,423,000
Contingent Liabilities [Member] | Vita IT
Business combination
Contingent liabilities recognised as of acquisition date				R$ (11,041,000)
Average term | Customer-related intangible assets
Business combination
Amortized term of customer portfolio		6 years 7 months 6 days
Minimum
Business combination
Proportion of the EBITDA margin, resulting from gains in scale of the operation, efficiency improvements and operational synergies		35.30%
Minimum | Non compete agreement | Vita IT
Net assets acquired
Reduction in capacity Percentage		20.00%
Probability of competition increases Percentage		5.00%
Probability of loss increases Percentage		2.00%
Minimum | Licenses
Business combination
Amortized term of licenses		5 years
Minimum | Customer-related intangible assets
Business combination
Amortized term of customer portfolio		5 years
Historical percentage of customers leaving		26.80%
Maximum
Business combination
Proportion of the EBITDA margin, resulting from gains in scale of the operation, efficiency improvements and operational synergies		54.50%
Maximum | Non compete agreement | Vita IT
Net assets acquired
Reduction in capacity Percentage		40.00%
Probability of competition increases Percentage		25.00%
Probability of loss increases Percentage		5.00%
Maximum | Licenses
Business combination
Amortized term of licenses		15 years
Maximum | Customer-related intangible assets
Business combination
Amortized term of customer portfolio		8 years
Historical percentage of customers leaving		50.20%